Participation and residual liabilities in the Pictures segment - Summary of Detailed Information on Participation and Residual Liabilities Explanatory (Detail) - Pictures Segment [Member]
¥ in Millions
12 Months Ended
Mar. 31, 2024 JPY (¥)
Disclosure Of Detailed Information On Participation And Residual Liabilities [Line Items]
Balance at beginning of the fiscal year	¥ 423,175
Current portion	230,223
Non-current portion	192,952
Additional participation and residual liabilities	213,572
Amounts paid during the year	(215,967)
Unpaid amounts reversed during the year	(20,212)
Translation adjustment	57,256
Balance at end of the fiscal year	457,824
Current portion	251,743
Non-current portion	¥ 206,081